Shareholder Report	12 Months Ended	16 Months Ended	72 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000205922
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	Investor Class
Trading Symbol	RPIDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (Investor Class)	7.34%	3.99%	4.45%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.65
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	2.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Jan. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,015,889,000	$ 1,015,889,000	$ 1,015,889,000
Holdings Count | Holding	272	272	272
Advisory Fees Paid, Amount	$ (160,000)
InvestmentCompanyPortfolioTurnover	178.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,015,889 Number of Portfolio Holdings272
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000205923
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	I Class
Trading Symbol	RPELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (I Class)	7.42%	4.01%	4.49%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.65
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	2.45

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Jan. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,015,889,000	$ 1,015,889,000	$ 1,015,889,000
Holdings Count | Holding	272	272	272
Advisory Fees Paid, Amount	$ (160,000)
InvestmentCompanyPortfolioTurnover	178.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,015,889 Number of Portfolio Holdings272
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000244818
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	Z Class
Trading Symbol	TRCDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 9/13/23
Dynamic Credit Fund (Z Class)	8.02%	7.94%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	3.37
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	5.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Sep. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,015,889,000	$ 1,015,889,000	$ 1,015,889,000
Holdings Count | Holding	272	272	272
Advisory Fees Paid, Amount	$ (160,000)
InvestmentCompanyPortfolioTurnover	178.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,015,889 Number of Portfolio Holdings272
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless